Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 10, 2017
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY GOVERNMENT INCOME TRUST
Central Index Key	dei_EntityCentralIndexKey	0000773674
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 10, 2017
Document Effective Date	dei_DocumentEffectiveDate	Apr. 10, 2017
Prospectus Date	rr_ProspectusDate	Apr. 10, 2017
American Century Government Income Trust | CAPITAL PRESERVATION FUND
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0000773674_SupplementTextBlock

American Century Government Income Trust Summary Prospectus and Prospectus Supplement Capital Preservation Fund
Supplement dated July 11, 2017 ■ Summary Prospectus and Prospectus dated April 10, 2017

The following replaces the Average Annual Total Returns table on page 3 of the summary prospectus and the prospectus:

Average Annual Total Returns For the calendar year ended December 31, 2016	1 year	5 years	10 years
Investor Class	0.01%	0.01%	0.60%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2016
American Century Government Income Trust | CAPITAL PRESERVATION FUND | CAPITAL PRESERVATION FUND INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Investor Class
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.01%
10 Years	rr_AverageAnnualReturnYear10	0.60%